Estimated Fair Value of Toyota's Financial Instrument, Excluding Marketable Securities and Other Securities Investment and Affiliated Companies and Derivative Financial Instruments (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Assets (Liabilities)
Cash and cash equivalents	¥ 2,041,170	¥ 1,718,297	¥ 1,679,200	¥ 2,080,709
Time deposits	180,207	106,700
Other receivables	351,182	432,693
Short-term borrowings	(4,830,820)	(4,089,528)
Level 3
Assets (Liabilities)
Total finance receivables, net	22,432	32,974
Carrying amount
Assets (Liabilities)
Cash and cash equivalents	2,041,170	1,718,297
Time deposits	180,207	106,700
Total finance receivables, net	12,775,669	11,144,427
Other receivables	351,182	432,693
Short-term borrowings	(4,830,820)	(4,089,528)
Long-term debt including the current portion	(11,474,777)	(10,020,853)
Estimated fair value
Assets (Liabilities)
Cash and cash equivalents	2,041,170	1,718,297
Time deposits	180,207	106,700
Total finance receivables, net	13,058,756	11,434,936
Other receivables	351,182	432,693
Short-term borrowings	(4,830,820)	(4,089,528)
Long-term debt including the current portion	(11,615,422)	(10,224,138)
Estimated fair value | Level 1
Assets (Liabilities)
Cash and cash equivalents	1,639,624	1,342,356
Estimated fair value | Level 2
Assets (Liabilities)
Cash and cash equivalents	401,546	375,941
Time deposits	180,207	106,700
Short-term borrowings	(4,830,820)	(4,089,528)
Long-term debt including the current portion	(10,410,754)	(9,244,942)
Estimated fair value | Level 3
Assets (Liabilities)
Total finance receivables, net	13,058,756	11,434,936
Other receivables	351,182	432,693
Long-term debt including the current portion	¥ (1,204,668)	¥ (979,196)